VIE Structure and Arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Vie Structure And Arrangements [Abstract]
VIE Structure and Arrangements
3.	VIE Structure and Arrangements

a)	Sinotop VIE structure and arrangement

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provides value-added telecommunication services, the Company provides its services through Sinotop Beijing. The Company has the ability to control Sinotop Beijing through a series of contractual agreements entered into among YOD WFOE, YOD Hong Kong, Sinotop Beijing and the legal shareholders of Sinotop Beijing.

Prior to January 2016, the Company entered into a series of contractual agreements to give it the ability to control Sinotop Beijing with Zhang Yan, the former legal shareholder of Sinotop Beijing (the spouse of its then-CEO). In January 2016, in connection with the appointment of a new CEO and in accordance with its rights under the contractual agreements, (1) the legal ownership of Sinotop Beijing was transferred from Zhang Yan to Bing Wu, the brother of its current Chairman and Yun Zhu, the former Vice President of Beijing Sun Seven Stars Culture Development Limited (“SSS”), (2) the Company terminated the series of contractual arrangements with Zhang Yan, and (3) the Company entered into new contractual agreements with Bing Wu and Yun Zhu (collectively, the “Former Sinotop VIE Agreements”). In October 2016, in accordance with its rights under contractual agreements, (1) the legal ownership of Sinotop Beijing was transferred from Bing Wu to Mei Chen, the former CFO of the Company, (2) the Company terminated the series of contractual arrangements with Bing Wu, and (3) the Company entered into new contractual agreements with Mei Chen (collectively, the “New Sinotop VIE Agreements”). Although the Former Sinotop VIE Agreements and New Sinotop VIE Agreements resulted in changes to the legal shareholders of Sinotop Beijing, there was no change in the Company’s ability to control Sinotop Beijing or the Company’s rights to 100% of the economic benefits of Sinotop Beijing. The Company was the primary beneficiary of Sinotop Beijing prior to the signing of the Former Sinotop VIE Agreements and New Sinotop VIE Agreements and the Company remained the primary beneficiary of Sinotop Beijing after the signing of the former Sinotop VIE Agreements and the New Sinotop VIE Agreements. Accordingly, the change in legal ownership of Sinotop Beijing did not have any impact to the Company’s consolidation of Sinotop Beijing. The key terms of the New Sinotop VIE Agreements are summarized as follows:

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreement among YOD WFOE, Sinotop Beijing, Mei Chen and Yun Zhu (collectively, the “Nominee Shareholders”), the Nominee Shareholders pledged all of their equity interests in Sinotop Beijing (the “Collateral”) to YOD WFOE as security for the performance of the obligations of Sinotop Beijing to make all the required technical service fee payments pursuant to the Technical Services Agreement and for performance of the Nominee Shareholders’ obligation under the Call Option Agreement. The terms of the Equity Pledge Agreement expire upon satisfaction of all obligations under the Technical Services Agreement and Call Option Agreement.

Call Option Agreement

Pursuant to the Call Option Agreement among YOD WFOE, Sinotop Beijing and the Nominee Shareholders, the Nominee Shareholders granted an exclusive option to YOD WFOE, or its designee, to purchase, at any time and from time to time, to the extent permitted under PRC law, all or any portion of the Nominee Shareholders’ equity in Sinotop Beijing. The exercise price of the option shall be determined by YOD WFOE at its sole discretion, subject to any restrictions imposed by PRC law. The term of the agreement is until all of the equity interest in Sinotop Beijing held by the Nominee Shareholders are transferred to YOD WFOE, or its designee and may not be terminated by any part to the agreement without consent of the other parties.

Power of Attorney

Pursuant to the Power of Attorney agreements among YOD WFOE, Sinotop Beijing and each of the respective Nominee Shareholders, each of the Nominee Shareholders granted YOD WFOE the irrevocable right, for the maximum period permitted by law, all of its voting rights as shareholders of Sinotop Beijing. The Nominee Shareholders may not transfer any of its equity interest in Sinotop Beijing to any party other than YOD WFOE. The Power of Attorney agreements may not be terminated except until all of the equity in Sinotop Beijing has been transferred to YOD WFOE or its designee.

Technical Service Agreement

Pursuant to the Technical Service Agreement between YOD WFOE and Sinotop Beijing, YOD WFOE has the exclusive right to provide technical service, marketing and management consulting service, financial support service and human resource support services to Sinotop Beijing, and Sinotop Beijing is required to take all commercially reasonable efforts to permit and facilitate the provision of the services by YOD WFOE. As compensation for providing the services, YOD WFOE is entitled to receive service fees from Sinotop Beijing equivalent to YOD WFOE’s cost plus 30% of such costs as calculated on accounting policies generally accepted in the PRC. YOD WFOE and Sinotop Beijing agree to periodically review the service fee and make adjustments as deemed appropriate. The term of the Technical Services Agreement is perpetual, and may only be terminated upon written consent of both parties.

Spousal Consent

Pursuant to the Spousal Consent, undersigned by the respective spouse of Nominee Shareholders (collectively, the “Spouses”), the Spouses unconditionally and irrevocably agreed to the execution of the Equity Pledge Agreement, Call Option Agreement and Power of Attorney agreement. The Spouses agreed to not make any assertions in connection with the equity interest of Sinotop Beijing and to waived consent on further amendment or termination of the Equity Pledge Agreement, Call Option Agreement and Power of Attorney agreement. The Spouses further pledge to execute all necessary documents and take all necessary actions to ensure appropriate performance under these agreements upon YOD WFOE’s request. In the event the Spouses obtain any equity interests of Sinotop Beijing which are held by the Nominee Shareholders, the Spouses agreed to be bound by the New Sinotop VIE Agreements, including the Technical Services Agreement, and comply with the obligations thereunder, including sign a series of written documents in substantially the same format and content as the New Sinotop VIE Agreements.

Letter of Indemnification

Pursuant to the Letter of Indemnification among YOD WFOE and Mei Chen and YOD WFOE and Yun Zhu, YOD WFOE agreed to indemnify Nominee Shareholders against any personal, tax or other liabilities incurred in connection with their role in equity transfer to the greatest extent permitted under PRC law. YOD WFOE further waived and released Nominee Shareholders from any claims arising from, or related to, their role as the legal shareholder of Sinotop Beijing, provided that their actions as a nominee shareholder are taken in good faith and are not opposed to YOD WFOE’s best interests. Conversely, the Nominee Shareholders will not be entitled to dividends or other benefits generated therefrom, or receive any compensation in connection with this arrangement. The Letter of Indemnification will remain valid until either Nominee Shareholders or YOD WFOE terminates the agreement by giving the other party hereto 60 days’ prior written notice.

In addition to the New Sinotop VIE Agreements, the Management Service Agreement between Sinotop Beijing and YOD Hong Kong continued to remain in effect, the key terms of which are as follows:

Management Services Agreement

Pursuant to a Management Services Agreement, as of March 9, 2010, YOD Hong Kong has the exclusive right to provide to Sinotop Beijing management, financial and other services related to the operation of Sinotop Beijing’s business, and Sinotop Beijing is required to take all commercially reasonable efforts to permit and facilitate the provision of the services by YOD Hong Kong. As compensation for providing the services, YOD Hong Kong is entitled to receive a fee from Sinotop Beijing, upon demand, equal to 100% of the annual net profits as calculated on accounting policies generally accepted in the PRC of Sinotop Beijing during the term of the Management Services Agreement. YOD Hong Kong may also request ad hoc quarterly payments of the aggregate fee, which payments will be credited against Sinotop Beijing’s future payment obligations.

The Management Services Agreement also provides YOD Hong Kong, or its designee, with a right of first refusal to acquire all or any portion of the equity of Sinotop Beijing upon any proposal by the sole shareholder of Sinotop Beijing to transfer such equity. In addition, at the sole discretion of YOD Hong Kong, Sinotop Beijing is obligated to transfer to YOD Hong Kong, or its designee, any part or all of the business, personnel, assets and operations of Sinotop Beijing which may be lawfully conducted, employed, owned or operated by YOD Hong Kong, including:

(a)        business opportunities presented to, or available to Sinotop Beijing may be pursued and contracted for in the name of YOD Hong Kong rather than Sinotop Beijing, and at its discretion, YOD Hong Kong may employ the resources of Sinotop Beijing to secure such opportunities;

(b)        any tangible or intangible property of Sinotop Beijing, any contractual rights, any personnel, and any other items or things of value held by Sinotop Beijing may be transferred to YOD Hong Kong at book value;

(c)        real property, personal or intangible property, personnel, services, equipment, supplies and any other items useful for the conduct of the business may be obtained by YOD Hong Kong by acquisition, lease, license or otherwise, and made available to Sinotop Beijing on terms to be determined by agreement between YOD Hong Kong and Sinotop Beijing;

(d)        contracts entered into in the name of Sinotop Beijing may be transferred to YOD Hong Kong, or the work under such contracts may be subcontracted, in whole or in part, to YOD Hong Kong, on terms to be determined by agreement between YOD Hong Kong and Sinotop Beijing; and

(e)        any changes to, or any expansion or contraction of, the business may be carried out at the sole discretion of YOD Hong Kong, and in the name of and at the expense of, YOD Hong Kong; provided, however, that none of the foregoing may cause or have the effect of terminating (without being substantially replaced under the name of YOD Hong Kong) or adversely affecting any license, permit or regulatory status of Sinotop Beijing.

The term of the Management Services Agreement is 20 years, and may not be terminated by Sinotop Beijing, except with the consent of, or a material breach by, YOD Hong Kong.

Pursuant to the above contractual agreements, YOD WFOE can have the assets transferred freely out of Sinotop Beijing without any restrictions. Therefore, YOD WFOE considers that there is no asset of Sinotop Beijing that can be used only to settle obligations of Sinotop Beijing, except for the registered capital of the entity amounting to RMB10.6 million (approximately $1.6 million) as of June 30, 2018. As Sinotop Beijing is incorporated as limited liability company under PRC Company Law, creditors of this entity do not have recourse to the general credit of other entities of the Company.

b)	Tianjin Sevenstarflix Network Technology Limited (“SSF”) VIE structure and arrangements

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provides value-added telecommunication services, the Company plans to also provide its services through SSF, which is applying to hold the licenses and approvals to provide digital distribution and Internet content services in the PRC. The Company has the ability to control SSF through a series of contractual agreements, as described below, entered into among YOD WFOE, YOD Hong Kong, SSF and the legal shareholders of SSF.

On April 5, 2016, YOD WFOE entered into variable interest entity agreements with SSF and its nominee shareholders pursuant to the Amended Tianjin Agreement dated December 21, 2015 (see Note 12(c)) (the “SSF VIE Agreements”). Lan Yang, holder of 99% equity ownership in SSF and a party to certain of the SSF VIE Agreements, is the spouse of Bruno Zheng Wu, the Company’s Chairman. Yun Zhu, holder of 1% equity ownership in SSF and a party to certain of the SSF VIE Agreements, is the Vice President of SSS.

The terms of the SSF VIE Agreements are as follows:

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreement among YOD WFOE, Lan Yang and Yun Zhu (the “Nominee Shareholders”), dated April 5, 2016, the Nominee Shareholders pledged all of their capital contribution rights in SSF to YOD WFOE as security for the performance of the obligations of SSF to make all the required technical service fee payments pursuant to the Technical Services Agreement and for performance of the Nominee Shareholders’ obligation under the Call Option Agreement. The terms of the Equity Pledge Agreement expire upon satisfaction of all obligations under the Technical Services Agreement and Call Option Agreement.

Call Option Agreement

Pursuant to the Call Option Agreement among YOD WFOE, SSF and the Nominee Shareholders, dated April 5, 2016, the Nominee Shareholders granted an exclusive option to YOD WFOE, or its designee, to purchase, at any time and from time to time, to the extent permitted under PRC law, all or any portion of the Nominee Shareholders’ equity in SSF. The exercise price of the option shall be determined by YOD WFOE at its sole discretion, subject to any restrictions imposed by PRC law. The term of the agreement is until all of the equity interest in SSF held by the Nominee Shareholders is transferred to YOD WFOE, or its designee and may not be terminated by any party to the agreement without consent of the other parties.

Power of Attorney

Pursuant to the Power of Attorney agreements among YOD WFOE, SSF and each of the respective Nominee Shareholders, dated April 5, 2016, each of the Nominee Shareholders granted YOD WFOE the irrevocable right, for the maximum period permitted by law, to all of its voting rights as shareholders of SSF. The Nominee Shareholders may not transfer any of their equity interest in SSF to any party other than YOD WFOE. The Power of Attorney agreements may not be terminated except until all of the equity in SSF has been transferred to YOD WFOE or its designee.

Technical Service Agreement

Pursuant to the Technical Service Agreement, dated April 5, 2016, between YOD WFOE and SSF, YOD WFOE has the exclusive right to provide technical service, marketing and management consulting service, financial support service and human resource support services to SSF, and SSF is required to take all commercially reasonable efforts to permit and facilitate the provision of the services by YOD WFOE. As compensation for providing the services, YOD WFOE is entitled to receive service fees from SSF equivalent to YOD WFOE’s cost plus 20-30% of such costs as calculated on accounting policies generally accepted in the PRC. YOD WFOE and SSF agree to periodically review the service fee and make adjustments as deemed appropriate. The term of the Technical Services Agreement is perpetual, and may only be terminated upon written consent of both parties.

Spousal Consent

Pursuant to the Spousal Consent, dated April 5, 2016, undersigned by the respective spouse of the Nominee Shareholders (collectively, the “Spouses”), the Spouses unconditionally and irrevocably agreed to the execution of the Equity Pledge Agreement, Call Option Agreement and Power of Attorney agreement. The Spouses agreed to not make any assertions in connection with the equity interest of SSF and to waive consent on further amendment or termination of the Equity Pledge Agreement, Call Option Agreement and Power of Attorney agreement. The Spouses further pledge to execute all necessary documents and take all necessary actions to ensure appropriate performance under these agreements upon YOD WFOE’s request. In the event the Spouses obtain any equity interests of SSF which are held by the Nominee Shareholders, the Spouses agreed to be bound by the SSF VIE Agreements, including the Technical Services Agreement, and comply with the obligations thereunder, including sign a series of written documents in substantially the same format and content as the SSF VIE Agreements.

Letter of Indemnification

Pursuant to the Letter of Indemnification among YOD WFOE and Lan Yang and YOD WFOE and Yun Zhu, both dated as of April 5, 2016, YOD WFOE agreed to indemnify Nominee Shareholders against any personal, tax or other liabilities incurred in connection with their role in equity transfer to the greatest extent permitted under PRC law. YOD WFOE further waived and released the Nominee Shareholders from any claims arising from, or related to, their role as the legal shareholder of SSF, provided that their actions as a nominee shareholder are taken in good faith and are not opposed to YOD WFOE’s best interests. The Nominee Shareholders will not be entitled to dividends or other benefits generated therefrom, or receive any compensation in connection with this arrangement. The Letter of Indemnification will remain valid until either the Nominee Shareholders or YOD WFOE terminates the agreement by giving the other party hereto 60 days’ prior written notice.

Loan Agreement

Pursuant to the Loan Agreement among YOD WFOE and the Nominee Shareholders, dated April 5, 2016, YOD WFOE agrees to lend RMB 19.8 million and RMB 0.2 million, respectively, to the Nominee Shareholders for the purpose of establishing SSF and for development of its business. As of June 30, 2018, RMB 27.6 million (US $4.2 million) and RMB nil have been lent to Lan Yang and Yun Zhu, respectively. Lan Yang has contributed all of the RMB 27.6 million (US $4.2 million) in the form of capital contribution. The loan can only be repaid by a transfer by the Nominee Shareholders of their equity interests in SSF to YOD WFOE or YOD WFOE’s designated persons, through (i) YOD WFOE having the right, but not the obligation to at any time purchase, or authorize a designated person to purchase, all or part of the Nominee Shareholders’ equity interests in SSF at such price as YOD WFOE shall determine (the “Transfer Price”), (ii) all monies received by the Nominee Shareholders through the payment of the Transfer Price being used solely to repay YOD WFOE for the loans, and (iii) if the Transfer Price exceeds the principal amount of the loans, the amount in excess of the principal amount of the loans being deemed as interest payable on the loans, and to be payable to YOD WFOE in cash. Otherwise, the loans shall be deemed to be interest-free. The term of the Loan Agreement is perpetual, and may only be terminated upon the Nominee Shareholders receiving repayment notice, or upon the occurrence of an event of default under the terms of the agreement. The loan extended to the Nominee Shareholders and the capital of SSF are fully eliminated in the consolidated financial statements.

Management Services Agreement

In addition to the SSF VIE Agreements, the Company’s subsidiary and the parent company of YOD WFOE, YOU On Demand (Asia) Limited, a company incorporated under the laws of Hong Kong (“YOD Hong Kong”) entered into a Management Services Agreement with SSF, dated as of April 6, 2016 (the “Management Services Agreement”). Pursuant to a Management Services Agreement, YOD Hong Kong has the exclusive right to provide to SSF management, financial and other services related to the operation of SSF’s business, and SSF is required to take all commercially reasonable efforts to permit and facilitate the provision of the services by YOD Hong Kong. As compensation for providing the services, YOD Hong Kong is entitled to receive a fee from SSF, upon demand, equal to 100% of the annual net profits as calculated on accounting policies generally accepted in the PRC of SSF during the term of the Management Services Agreement. YOD Hong Kong may also request ad hoc quarterly payments of the aggregate fee, which payments will be credited against SSF’s future payment obligations.

In addition, at the sole discretion of YOD Hong Kong, SSF is obligated to transfer to YOD Hong Kong, or its designee, any part or all of the business, personnel, assets and operations of SSF which may be lawfully conducted, employed, owned or operated by YOD Hong Kong, including:

(a)        business opportunities presented to, or available to SSF may be pursued and contracted for in the name of YOD Hong Kong rather than SSF, and at its discretion, YOD Hong Kong may employ the resources of SSF to secure such opportunities;

(b)       any tangible or intangible property of SSF, any contractual rights, any personnel, and any other items or things of value held by SSF may be transferred to YOD Hong Kong at book value;

(c)       real property, personal or intangible property, personnel, services, equipment, supplies and any other items useful for the conduct of the business may be obtained by YOD Hong Kong by acquisition, lease, license or otherwise, and made available to SSF on terms to be determined by agreement between YOD Hong Kong and SSF;

(d)       contracts entered into in the name of SSF may be transferred to YOD Hong Kong, or the work under such contracts may be subcontracted, in whole or in part, to YOD Hong Kong, on terms to be determined by agreement between YOD Hong Kong and SSF; and

(e)       any changes to, or any expansion or contraction of, the business may be carried out in the exercise of the sole discretion of YOD Hong Kong, and in the name of and at the expense of, YOD Hong Kong;

provided, however, that none of the foregoing may cause or have the effect of terminating (without being substantially replaced under the name of YOD Hong Kong) or adversely affecting any license, permit or regulatory status of SSF.

The term of the Management Services Agreement is 20 years, and may not be terminated by SSF, except with the consent of, or a material breach by, YOD Hong Kong.

Pursuant to the above contractual agreements, YOD WFOE can have the assets transferred freely out of SSF without any restrictions. Therefore, YOD WFOE considers that there is no asset of SSF that can be used only to settle obligation of YOD WFOE, except for the registered capital of SSF amounting to RMB 50.0 million (approximately $7.5 million), among which RMB 27.6 million (approximately $4.2 million) has been injected as of June 30, 2018. As SSF is incorporated as limited liability company under PRC Company Law, creditors of this entity do not have recourse to the general credit of other entities of the Company.

Financial Information

The following financial information of our VIEs, as applicable for the periods presented, affected the Company's consolidated financial statements.

	June 30,	December 31,
	2018	2017
ASSETS
Current assets:
Cash	$2,737	$3,898
Prepaid expenses	869	3,604
Other current assets	1,511	1,537
Intercompany receivables due from the Company's subsidiaries(i)	2,452,736	2,494,505
Total current assets	2,457,853	2,503,544
Long term investments	3,690,884	3,719,467
Total assets	$6,148,737	6,223,011

LIABILITIES
Current liabilities:
Other current liabilities	$41	41
Intercompany payables due to the Company's subsidiaries(i)	3,541,150	3,601,454
Total current liabilities	3,541,191	3,601,495
Total liabilities	$3,541,191	3,601,495

	Six Months Ended
	June 30,	June 30,
	2018	2017
Revenue	$-	794,273
Net income (loss)	$(32,590)	132,231

	Six Months Ended
	June 30,	June 30,
	2018	2017
Net cash used in operating activities	$(1,161)	(1,558,586)
Net cash used in investing activities	$-	(141,639)
Net cash provided by financing activities(i)	$-	189,515

(i)	Intercompany receivables and payables are eliminated upon consolidation. The intercompany financing activities include the capital injection of $0.2 million to Sinotop Beijing in the six months period ended June 30, 2017.

The decrease in revenue, net income and net cash used in operating activities was mainly due to disposal of Zhong Hai Shi Xun Media in 2017.

4. VIE Structure and Arrangements

a) Sinotop VIE structure and arrangement

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provides value-added telecommunication services, the Company provides its services through Sinotop Beijing. The Company has the ability to control Sinotop Beijing through a series of contractual agreements entered into among YOD WFOE, YOD Hong Kong, Sinotop Beijing and the legal shareholders of Sinotop Beijing.

Prior to January 2016, the Company entered into a series of contractual agreements to give it the ability to control Sinotop Beijing with Zhang Yan, the former legal shareholder of Sinotop Beijing (the spouse of its then-CEO). In January 2016, in connection with the appointment of a new CEO and in accordance with its rights under the contractual agreements, (1) the legal ownership of Sinotop Beijing was transferred from Zhang Yan to Bing Wu, the brother of its current Chairman and Yun Zhu, the former Vice President of Beijing Sun Seven Stars Culture Development Limited (“SSS”), (2) the Company terminated the series of contractual arrangements with Zhang Yan, and (3) the Company entered into new contractual agreements with Bing Wu and Yun Zhu (collectively, the “Former Sinotop VIE Agreements”). In October 2016, in accordance with its rights under contractual agreements, (1) the legal ownership of Sinotop Beijing was transferred from Bing Wu to Mei Chen, the former CFO of the Company, (2) the Company terminated the series of contractual arrangements with Bing Wu, and (3) the Company entered into new contractual agreements with Mei Chen (collectively, the “New Sinotop VIE Agreements”). Although the Former Sinotop VIE Agreements and New Sinotop VIE Agreements resulted in changes to the legal shareholders of Sinotop Beijing, there was no change in the Company’s ability to control Sinotop Beijing or the Company’s rights to 100% of the economic benefits of Sinotop Beijing. The Company was the primary beneficiary of Sinotop Beijing prior to the signing of the Former Sinotop VIE Agreements and New Sinotop VIE Agreements and the Company remained the primary beneficiary of Sinotop Beijing after the signing of the former Sinotop VIE Agreements and the New Sinotop VIE Agreements. Accordingly, the change in legal ownership of Sinotop Beijing did not have any impact to the Company’s consolidation of Sinotop Beijing. The key terms of the New Sinotop VIE Agreements are summarized as follows:

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreement among YOD WFOE, Sinotop Beijing, Mei Chen and Yun Zhu (collectively, the “Nominee Shareholders”), the Nominee Shareholders pledged all of their equity interests in Sinotop Beijing (the “Collateral”) to YOD WFOE as security for the performance of the obligations of Sinotop Beijing to make all the required technical service fee payments pursuant to the Technical Services Agreement and for performance of the Nominee Shareholders’ obligation under the Call Option Agreement. The terms of the Equity Pledge Agreement expire upon satisfaction of all obligations under the Technical Services Agreement and Call Option Agreement.

Call Option Agreement

Pursuant to the Call Option Agreement among YOD WFOE, Sinotop Beijing and the Nominee Shareholders, the Nominee Shareholders granted an exclusive option to YOD WFOE, or its designee, to purchase, at any time and from time to time, to the extent permitted under PRC law, all or any portion of the Nominee Shareholders’ equity in Sinotop Beijing. The exercise price of the option shall be determined by YOD WFOE at its sole discretion, subject to any restrictions imposed by PRC law. The term of the agreement is until all of the equity interest in Sinotop Beijing held by the Nominee Shareholders are transferred to YOD WFOE, or its designee and may not be terminated by any part to the agreement without consent of the other parties.

Power of Attorney

Pursuant to the Power of Attorney agreements among YOD WFOE, Sinotop Beijing and each of the respective Nominee Shareholders, each of the Nominee Shareholders granted YOD WFOE the irrevocable right, for the maximum period permitted by law, all of its voting rights as shareholders of Sinotop Beijing. The Nominee Shareholders may not transfer any of its equity interest in Sinotop Beijing to any party other than YOD WFOE. The Power of Attorney agreements may not be terminated except until all of the equity in Sinotop Beijing has been transferred to YOD WFOE or its designee.

Technical Service Agreement

Pursuant to the Technical Service Agreement between YOD WFOE and Sinotop Beijing, YOD WFOE has the exclusive right to provide technical service, marketing and management consulting service, financial support service and human resource support services to Sinotop Beijing, and Sinotop Beijing is required to take all commercially reasonable efforts to permit and facilitate the provision of the services by YOD WFOE. As compensation for providing the services, YOD WFOE is entitled to receive service fees from Sinotop Beijing equivalent to YOD WFOE’s cost plus 30% of such costs as calculated on accounting policies generally accepted in the PRC. YOD WFOE and Sinotop Beijing agree to periodically review the service fee and make adjustments as deemed appropriate. The term of the Technical Services Agreement is perpetual, and may only be terminated upon written consent of both parties.

Spousal Consent

Pursuant to the Spousal Consent, undersigned by the respective spouse of Nominee Shareholders (collectively, the “Spouses”), the Spouses unconditionally and irrevocably agreed to the execution of the Equity Pledge Agreement, Call Option Agreement and Power of Attorney agreement. The Spouses agreed to not make any assertions in connection with the equity interest of Sinotop Beijing and to waive consent on further amendment or termination of the Equity Pledge Agreement, Call Option Agreement and Power of Attorney agreement. The Spouses further pledge to execute all necessary documents and take all necessary actions to ensure appropriate performance under these agreements upon YOD WFOE’s request. In the event the Spouses obtain any equity interests of Sinotop Beijing which are held by the Nominee Shareholders, the Spouses agreed to be bound by the New Sinotop VIE Agreements, including the Technical Services Agreement, and comply with the obligations thereunder, including sign a series of written documents in substantially the same format and content as the New Sinotop VIE Agreements.

Letter of Indemnification

Pursuant to the Letter of Indemnification among YOD WFOE and Mei Chen and YOD WFOE and Yun Zhu, YOD WFOE agreed to indemnify Nominee Shareholders against any personal, tax or other liabilities incurred in connection with their role in equity transfer to the greatest extent permitted under PRC law. YOD WFOE further waived and released Nominee Shareholders from any claims arising from, or related to, their role as the legal shareholder of Sinotop Beijing, provided that their actions as a nominee shareholder are taken in good faith and are not opposed to YOD WFOE’s best interests. Conversely, the Nominee Shareholders will not be entitled to dividends or other benefits generated therefrom, or receive any compensation in connection with this arrangement. The Letter of Indemnification will remain valid until either Nominee Shareholders or YOD WFOE terminates the agreement by giving the other party hereto 60 days’ prior written notice.

In addition to the New Sinotop VIE Agreements, the Management Service Agreement between Sinotop Beijing and YOD Hong Kong continued to remain in effect, the key terms of which are as follows:

Management Services Agreement

Pursuant to a Management Services Agreement, as of March 9, 2010, YOD Hong Kong has the exclusive right to provide to Sinotop Beijing management, financial and other services related to the operation of Sinotop Beijing’s business, and Sinotop Beijing is required to take all commercially reasonable efforts to permit and facilitate the provision of the services by YOD Hong Kong. As compensation for providing the services, YOD Hong Kong is entitled to receive a fee from Sinotop Beijing, upon demand, equal to 100% of the annual net profits as calculated on accounting policies generally accepted in the PRC of Sinotop Beijing during the term of the Management Services Agreement. YOD Hong Kong may also request ad hoc quarterly payments of the aggregate fee, which payments will be credited against Sinotop Beijing’s future payment obligations.

The Management Services Agreement also provides YOD Hong Kong, or its designee, with a right of first refusal to acquire all or any portion of the equity of Sinotop Beijing upon any proposal by the sole shareholder of Sinotop Beijing to transfer such equity. In addition, at the sole discretion of YOD Hong Kong, Sinotop Beijing is obligated to transfer to YOD Hong Kong, or its designee, any part or all of the business, personnel, assets and operations of Sinotop Beijing which may be lawfully conducted, employed, owned or operated by YOD Hong Kong, including:

(a)      business opportunities presented to, or available to Sinotop Beijing may be pursued and contracted for in the name of YOD Hong Kong rather than Sinotop Beijing, and at its discretion, YOD Hong Kong may employ the resources of Sinotop Beijing to secure such opportunities;

(b)      any tangible or intangible property of Sinotop Beijing, any contractual rights, any personnel, and any other items or things of value held by Sinotop Beijing may be transferred to YOD Hong Kong at book value;

(c)      real property, personal or intangible property, personnel, services, equipment, supplies and any other items useful for the conduct of the business may be obtained by YOD Hong Kong by acquisition, lease, license or otherwise, and made available to Sinotop Beijing on terms to be determined by agreement between YOD Hong Kong and Sinotop Beijing;

(d)      contracts entered into in the name of Sinotop Beijing may be transferred to YOD Hong Kong, or the work under such contracts may be subcontracted, in whole or in part, to YOD Hong Kong, on terms to be determined by agreement between YOD Hong Kong and Sinotop Beijing; and

(e)      any changes to, or any expansion or contraction of, the business may be carried out at the sole discretion of YOD Hong Kong, and in the name of and at the expense of, YOD Hong Kong; provided, however, that none of the foregoing may cause or have the effect of terminating (without being substantially replaced under the name of YOD Hong Kong) or adversely affecting any license, permit or regulatory status of Sinotop Beijing.

The term of the Management Services Agreement is 20 years, and may not be terminated by Sinotop Beijing, except with the consent of, or a material breach by, YOD Hong Kong.

Pursuant to the above contractual agreements, YOD WFOE can have the assets transferred freely out of Sinotop Beijing without any restrictions. Therefore, YOD WFOE considers that there is no asset of Sinotop Beijing that can be used only to settle obligations of Sinotop Beijing, except for the registered capital of the entity amounting to RMB10.6 million (approximately $1.6 million) as of December 31, 2017. As Sinotop Beijing is incorporated as limited liability companies under PRC Company Law, creditors of this entity do not have recourse to the general credit of other entities of the Company.

b) Tianjin Sevenstarflix Network Technology Limited (“SSF”) VIE structure and arrangements

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provides value-added telecommunication services, the Company plans to also provide its services through SSF, which is applying to hold the licenses and approvals to provide digital distribution and Internet content services in the PRC. The Company has the ability to control SSF through a series of contractual agreements, as described below, entered into among YOD WFOE, YOD Hong Kong, SSF and the legal shareholders of SSF.

On April 5, 2016, YOD WFOE entered into variable interest entity agreements with SSF and its nominee shareholders pursuant to the Amended Tianjin Agreement dated December 21, 2015 (see Note 12(c)) (the “SSF VIE Agreements”). Lan Yang, holder of 99% equity ownership in SSF and a party to certain of the SSF VIE Agreements, is the spouse of Bruno Zheng Wu, the Company’s Chairman. Yun Zhu, holder of 1% equity ownership in SSF and a party to certain of the SSF VIE Agreements, is the Vice President of SSS.

The terms of the SSF VIE Agreements are as follows:

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreement among YOD WFOE, Lan Yang and Yun Zhu (the “Nominee Shareholders”), dated April 5, 2016, the Nominee Shareholders pledged all of their capital contribution rights in SSF to YOD WFOE as security for the performance of the obligations of SSF to make all the required technical service fee payments pursuant to the Technical Services Agreement and for performance of the Nominee Shareholders’ obligation under the Call Option Agreement. The terms of the Equity Pledge Agreement expire upon satisfaction of all obligations under the Technical Services Agreement and Call Option Agreement.

Call Option Agreement

Pursuant to the Call Option Agreement among YOD WFOE, SSF and the Nominee Shareholders, dated April 5, 2016, the Nominee Shareholders granted an exclusive option to YOD WFOE, or its designee, to purchase, at any time and from time to time, to the extent permitted under PRC law, all or any portion of the Nominee Shareholders’ equity in SSF. The exercise price of the option shall be determined by YOD WFOE at its sole discretion, subject to any restrictions imposed by PRC law. The term of the agreement is until all of the equity interest in SSF held by the Nominee Shareholders is transferred to YOD WFOE, or its designee and may not be terminated by any party to the agreement without consent of the other parties.

Power of Attorney

Pursuant to the Power of Attorney agreements among YOD WFOE, SSF and each of the respective Nominee Shareholders, dated April 5, 2016, each of the Nominee Shareholders granted YOD WFOE the irrevocable right, for the maximum period permitted by law, to all of its voting rights as shareholders of SSF. The Nominee Shareholders may not transfer any of their equity interest in SSF to any party other than YOD WFOE. The Power of Attorney agreements may not be terminated except until all of the equity in SSF has been transferred to YOD WFOE or its designee.

Technical Service Agreement

Pursuant to the Technical Service Agreement, dated April 5, 2016, between YOD WFOE and SSF, YOD WFOE has the exclusive right to provide technical service, marketing and management consulting service, financial support service and human resource support services to SSF, and SSF is required to take all commercially reasonable efforts to permit and facilitate the provision of the services by YOD WFOE. As compensation for providing the services, YOD WFOE is entitled to receive service fees from SSF equivalent to YOD WFOE’s cost plus 20-30% of such costs as calculated on accounting policies generally accepted in the PRC. YOD WFOE and SSF agree to periodically review the service fee and make adjustments as deemed appropriate. The term of the Technical Services Agreement is perpetual, and may only be terminated upon written consent of both parties.

Spousal Consent

Pursuant to the Spousal Consent, dated April 5, 2016, undersigned by the respective spouse of the Nominee Shareholders (collectively, the “Spouses”), the Spouses unconditionally and irrevocably agreed to the execution of the Equity Pledge Agreement, Call Option Agreement and Power of Attorney agreement. The Spouses agreed to not make any assertions in connection with the equity interest of SSF and to waive consent on further amendment or termination of the Equity Pledge Agreement, Call Option Agreement and Power of Attorney agreement. The Spouses further pledge to execute all necessary documents and take all necessary actions to ensure appropriate performance under these agreements upon YOD WFOE’s request. In the event the Spouses obtain any equity interests of SSF which are held by the Nominee Shareholders, the Spouses agreed to be bound by the SSF VIE Agreements, including the Technical Services Agreement, and comply with the obligations thereunder, including sign a series of written documents in substantially the same format and content as the SSF VIE Agreements.

Letter of Indemnification

Pursuant to the Letter of Indemnification among YOD WFOE and Lan Yang and YOD WFOE and Yun Zhu, both dated as of April 5, 2016, YOD WFOE agreed to indemnify Nominee Shareholders against any personal, tax or other liabilities incurred in connection with their role in equity transfer to the greatest extent permitted under PRC law. YOD WFOE further waived and released the Nominee Shareholders from any claims arising from, or related to, their role as the legal shareholder of SSF, provided that their actions as a nominee shareholder are taken in good faith and are not opposed to YOD WFOE’s best interests. The Nominee Shareholders will not be entitled to dividends or other benefits generated therefrom, or receive any compensation in connection with this arrangement. The Letter of Indemnification will remain valid until either the Nominee Shareholders or YOD WFOE terminates the agreement by giving the other party hereto 60 days’ prior written notice.

Loan Agreement

Pursuant to the Loan Agreement among YOD WFOE and the Nominee Shareholders, dated April 5, 2016, YOD WFOE agrees to lend RMB 19.8 million and RMB 0.2 million, respectively, to the Nominee Shareholders for the purpose of establishing SSF and for development of its business. As of December 31, 2017, RMB 27.6 million (US $4.2 million) and RMB nil have been lent to Lan Yang and Yun Zhu, respectively. Lan Yang has contributed all of the RMB 27.6 million (US $4.2 million) in the form of capital contribution. The loan can only be repaid by a transfer by the Nominee Shareholders of their equity interests in SSF to YOD WFOE or YOD WFOE’s designated persons, through (i) YOD WFOE having the right, but not the obligation to at any time purchase, or authorize a designated person to purchase, all or part of the Nominee Shareholders’ equity interests in SSF at such price as YOD WFOE shall determine (the “Transfer Price”), (ii) all monies received by the Nominee Shareholders through the payment of the Transfer Price being used solely to repay YOD WFOE for the loans, and (iii) if the Transfer Price exceeds the principal amount of the loans, the amount in excess of the principal amount of the loans being deemed as interest payable on the loans, and to be payable to YOD WFOE in cash. Otherwise, the loans shall be deemed to be interest-free. The term of the Loan Agreement is perpetual, and may only be terminated upon the Nominee Shareholders receiving repayment notice, or upon the occurrence of an event of default under the terms of the agreement. The loan extended to the Nominee Shareholders and the capital of SSF are fully eliminated in the consolidated financial statements.

Management Services Agreement

In addition to the SSF VIE Agreements, the Company’s subsidiary and the parent company of YOD WFOE, YOU On Demand (Asia) Limited, a company incorporated under the laws of Hong Kong (“YOD Hong Kong”) entered into a Management Services Agreement with SSF, dated as of April 6, 2016 (the “Management Services Agreement”). Pursuant to a Management Services Agreement, YOD Hong Kong has the exclusive right to provide to SSF management, financial and other services related to the operation of SSF’s business, and SSF is required to take all commercially reasonable efforts to permit and facilitate the provision of the services by YOD Hong Kong.

As compensation for providing the services, YOD Hong Kong is entitled to receive a fee from SSF, upon demand, equal to 100% of the annual net profits as calculated on accounting policies generally accepted in the PRC of SSF during the term of the Management Services Agreement. YOD Hong Kong may also request ad hoc quarterly payments of the aggregate fee; which payments will be credited against SSF’s future payment obligations.

In addition, at the sole discretion of YOD Hong Kong, SSF is obligated to transfer to YOD Hong Kong, or its designee, any part or all of the business, personnel, assets and operations of SSF which may be lawfully conducted, employed, owned or operated by YOD Hong Kong, including:

(a)    business opportunities presented to, or available to SSF may be pursued and contracted for in the name of YOD Hong Kong rather than SSF, and at its discretion, YOD Hong Kong may employ the resources of SSF to secure such opportunities;

(b)    any tangible or intangible property of SSF, any contractual rights, any personnel, and any other items or things of value held by SSF may be transferred to YOD Hong Kong at book value;

(c)    real property, personal or intangible property, personnel, services, equipment, supplies and any other items useful for the conduct of the business may be obtained by YOD Hong Kong by acquisition, lease, license or otherwise, and made available to SSF on terms to be determined by agreement between YOD Hong Kong and SSF;

(d)    contracts entered into in the name of SSF may be transferred to YOD Hong Kong, or the work under such contracts may be subcontracted, in whole or in part, to YOD Hong Kong, on terms to be determined by agreement between YOD Hong Kong and SSF; and

(e)    any changes to, or any expansion or contraction of, the business may be carried out in the exercise of the sole discretion of YOD Hong Kong, and in the name of and at the expense of, YOD Hong Kong;

provided, however, that none of the foregoing may cause or have the effect of terminating (without being substantially replaced under the name of YOD Hong Kong) or adversely affecting any license, permit or regulatory status of SSF.

The term of the Management Services Agreement is 20 years, and may not be terminated by SSF, except with the consent of, or a material breach by, YOD Hong Kong.

Pursuant to the above contractual agreements, YOD WFOE can have the assets transferred freely out of SSF without any restrictions. Therefore, YOD WFOE considers that there is no asset of SSF that can be used only to settle obligation of YOD WFOE, except for the registered capital of SSF amounting to RMB 50.0 million (approximately $7.5 million), among which RMB 27.6 million (approximately $4.2 million) has been injected as of December 31, 2017. As SSF is incorporated as limited liability company under PRC Company Law, creditors of this entity do not have recourse to the general credit of other entities of the Company.

Financial Information

The following financial information of our VIEs’, as applicable for the periods presented, affected the Company’s consolidated financial statements.

	December 31,	December 31,
	2017	2016
ASSETS
Current assets:
Cash	$3,898	$1,519,125
Accounts receivable, net	-	1,260,529
Prepaid expenses	3,604	30,455
Other current assets	1,537	191,427
Intercompany receivables due from the Company’s subsidiaries (i)	2,494,505	150,725
Total current assets	2,503,544	3,152,261

Property and equipment, net	-	196,677
Intangible assets, net	-	2,570
Long-term investments	3,719,467	3,654,664
Other non-current assets	-	442,782
Total assets	$6,223,011	$7,448,954

LIABILITIES
Current liabilities:
Accounts payable	$-	$5,817
Deferred revenue	-	824,563
Accrued expenses	-	268,074
Other current liabilities	41	394,314
Accrued license content fees	-	1,236,661
Intercompany payables due to the Company’s subsidiaries(i)	3,601,454	14,752,338
Total current liabilities	3,601,495	17,481,767
Total liabilities	$3,601,495	$17,481,767

	2017	2016
Net revenue	$794,273	$4,543,616
Net loss	$(4,356,188)	$(6,557,639)

	2017	2016
Net cash used in operating activities	$(1,661,696)	$(2,497,637)
Net cash used in investing activities	$(43,047)	$(2,896,492)
Net cash provided by financing activities(i)	$189,515	$6,555,377

(i)	Intercompany receivables and payables are eliminated upon consolidation. The intercompany financing activities include the capital injection of $0.2 million to SSF in 2017.

The decrease in assets and liabilities mainly due to disposal of Zhong Hai Shi Xun Media as of June 30, 2017.